Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pretax loss from operations	$ (11,908)	$ (12,286)
Foreign [Member]
Pretax loss from operations
U.S. Domestic [Member]
Pretax loss from operations	$ (11,908)	$ (12,286)